Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 78,420	$ 165,955
Other financial assets	55,615	0
Marketable securities	27,525	0
Other current assets	2,529	2,586
Total current assets	164,089	168,541
Non-current assets
Marketable securities	61,142	85,724
Property, plant and equipment	1,069	97
Total non-current assets	62,211	85,821
Total assets	226,300	254,362
Current liabilities
Trade payables	3,490	1,868
Lease liability	343	0
Other current liabilities	2,868	2,678
Total current liabilities	6,701	4,546
Non-current liabilities
Lease liability	631	0
Total non-current liabilities	631	0
Total liabilities	7,332	4,546
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,463	291,448
Other reserves	4,651	2,595
Foreign currency translation reserve	(10,507)	(13,035)
Accumulated deficit	(67,940)	(32,493)
Total equity	218,968	249,816
Total liabilities and equity	$ 226,300	$ 254,362